Changes in Allowance for Loan Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 734,530		¥ 879,433		¥ 869,786
Provision (credit) for loan losses	(23,044)		647		222,102
Charge-offs	80,142		184,590		260,491
Less: Recoveries	52,256		47,646		53,808
Net charge-offs	27,886		136,944		206,683
Others	(908)	[1]	(8,606)	[1]	(5,772)	[1]
Balance at end of fiscal year	682,692		734,530		879,433
Allowance for loan losses of which individually evaluated for impairment	285,582		300,525
Allowance for loan losses of which collectively evaluated for impairment	397,110		434,005
Loans	66,078,573	[2]	64,771,441	[2]
Loans of which individually evaluated for impairment	766,047	[2]	876,296	[2]
Loans of which collectively evaluated for impairment	65,312,526	[2]	63,895,145	[2]
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	563,116		736,630
Provision (credit) for loan losses	(19,433)		(47,532)
Charge-offs	54,599		163,269
Less: Recoveries	48,354		45,213
Net charge-offs	6,245		118,056
Others	(1,963)	[1]	(7,926)	[1]
Balance at end of fiscal year	535,475		563,116
Allowance for loan losses of which individually evaluated for impairment	252,853		246,622
Allowance for loan losses of which collectively evaluated for impairment	282,622		316,494
Loans	48,572,906	[2]	47,402,056	[2]
Loans of which individually evaluated for impairment	667,824	[2]	718,058	[2]
Loans of which collectively evaluated for impairment	47,905,082	[2]	46,683,998	[2]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	151,342		119,749
Provision (credit) for loan losses	(21,375)		33,352
Charge-offs	5,133		3,258
Less: Recoveries	1,442		1,499
Net charge-offs	3,691		1,759
Balance at end of fiscal year	126,276		151,342
Allowance for loan losses of which individually evaluated for impairment	23,396		45,304
Allowance for loan losses of which collectively evaluated for impairment	102,880		106,038
Loans	12,959,663	[2]	13,162,377	[2]
Loans of which individually evaluated for impairment	55,149	[2]	106,817	[2]
Loans of which collectively evaluated for impairment	12,904,514	[2]	13,055,560	[2]
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	20,072		23,054
Provision (credit) for loan losses	17,764		14,827
Charge-offs	20,410		18,063
Less: Recoveries	2,460		934
Net charge-offs	17,950		17,129
Others	1,055	[1]	(680)	[1]
Balance at end of fiscal year	20,941		20,072
Allowance for loan losses of which individually evaluated for impairment	9,333		8,599
Allowance for loan losses of which collectively evaluated for impairment	11,608		11,473
Loans	4,546,004	[2]	4,207,008	[2]
Loans of which individually evaluated for impairment	43,074	[2]	51,421	[2]
Loans of which collectively evaluated for impairment	¥ 4,502,930	[2]	¥ 4,155,587	[2]

[1]	Others include primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.